SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 2,350,888	$ 1,992,691
Other payables	978,536	2,218,216
Accruals	1,008,768	3,521,304
Total	$ 4,338,192	$ 7,732,211